CONVERTIBLE LOANS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
CONVERTIBLE LOANS

12 CONVERTIBLE LOANS

	2022	2023
	S$	S$

Convertible loans	3,401,237	-

	Loan 1	Loan 1
	(Tranche 1)	(Tranche 2)	Loan 2	Total
	S$	S$	S$	S$

At January 1, 2022	1,311,070	653,371	346,316	2,310,757
Fair value adjustment	630,007	313,056	147,417	1,090,480
At December 31, 2022	1,941,077	966,427	493,733	3,401,237
Fair value adjustment	61,661	30,830	6,263	98,754
Converted to ordinary shares during the year	(2,002,738)	(997,257)	(499,996)	(3,499,991)
At December 31, 2023	-	-	-	-

Loan 1

The convertible loan of S$1,500,000, where the agreement date started from December 10, 2019, with a maturity of two years from the first disbursement date on January 6, 2020 was extended further to January 5, 2024. The convertible loan carries a fixed interest rate of 5.5%. As of December 31, 2022, the convertible loan was valued at S$2,907,504, resulting in a fair value loss of S$943,063 for the year ended December 31, 2022. As security for this loan, the director Choo Chee Kong and Messiah Limited executed personal and corporate guarantees, respectively, in favor of guaranteeing the obligations of the Company under the agreement. Choo Chee Kong is also the sole director and a shareholder of Messiah Limited. Upon receipt of the redemption notice by the Company issued by the lender during the loan period, on the date falling on each anniversary of the first disbursement date on January 6, 2020, or upon the occurrence of a liquidity event, the Company shall repay such amount of the convertible loan (together with all interest accrued thereon) specified in the redemption notice to the lender within three months from the date of the redemption notice. Therefore, the convertible loan is classified as a current liability.

As at the conversion date, the convertible loan was valued at S$2,999,995 (2022: S$2,907,504), resulted in a fair value loss of S$92,491 (2022: S$943,063) for the year ended December 31, 2023. On April 21, 2023, the convertible loan was converted into 589,509 ordinary shares.

Loan 2

The convertible loan of S$250,000, where the agreement date started from December 7, 2020, with a maturity of two years from the date of disbursement on September 18, 2019 was extended from September 17, 2021 to the conversion date on January 18, 2023. The convertible loan carries a fixed interest rate of 5% per annum.

As at the conversion date, the convertible loan was valued at S$499,996 (2022: S$493,733), resulted in a fair value loss of S$6,263 (2022: S$147,417) for the year ended December 31, 2023. On January 26, 2023, the convertible loan was converted into 82,990 ordinary shares.

The convertible loans were stated at fair value which was valued by the directors of the Company with reference to an independent qualified professional valuer.

As at year end, key valuation assumptions used to determine the fair value of the convertible loans are as follows:

As at December 31, 2022%
Risk-free interest rate	4.24
Discount rate for redemption scenario	15.74 – 18.70
Discount rate for conversion scenario	2.18
Conversion discount rate	50.00

As at December 31, 2023%
Risk-free interest rate	-
Discount rate for redemption scenario	-
Discount rate for conversion scenario	-
Conversion discount rate	-

The Group measures the convertible loans at fair value through profit or loss. The fair value measurement of the convertible loans is categorized as Level 3 under the Fair Value Hierarchy with the following details:

Valuation technique input(s)		Significant unobservable input(s)	Inter-relationship between significant unobservable inputs and fair value measurements

Debt component : Discount cash flow method		Discount cash flow method	An increase in discount rate would result in a decrease in the fair value measurement of the convertible loans and vice versa.

Conversion option component:		Discount rate per the synthetic rating corporate spread as shown in the above table.

Number of Conversion Shares to be issued, Y = A/B * C			If the discount rate increases by 5% while holding all other variables constant, the carrying fair value of the convertible loans would decrease by approximately S$10,000 for the financial year ended December 31, 2022.

A -	Loan conversion amount / (1-discount)

B -	Conversion valuation

C -	total number of issued Shares as at the date of the Conversion Notice + Y

During the year, there were no transfers into or out of Level 3.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023